Net (Loss) Income Per Share (Tables)	12 Months Ended
Mar. 31, 2026
Net (Loss) Income Per Share [Abstract]
Schedule of Basic and Diluted Net Loss

The following table sets forth the computation of basic and diluted net (loss) income per share for years indicated:

	For the Years Ended March 31,
	2024	2025	2026
	$	$	$

Net (loss) income attributable to Highway Holdings Limited’s shareholders, basic and diluted	(959)	106	(1,524)

Shares:
Weighted average common shares used in computing basic net (loss) income per share	4,373,236	4,401,825	4,554,360

Dilutive stock option	-	-	-

Weighted average common shares used in computing diluted net (loss) income per share	4,373,236	4,401,825	4,554,360

Net (loss) income per share, basic	(0.22)	0.02	(0.33)

Net (loss) income per share, diluted	(0.22)	0.02	(0.33)